Condensed Financial Information of the Parent Company - Schedule of Consolidated Financial Statements (Details) - USD ($)		6 Months Ended
		Mar. 31, 2021	Mar. 31, 2020	Sep. 30, 2020
Condensed Financial Information Disclosure [Abstract]
Investment in subsidiaries and VIE		$ 13,547,867		$ 10,516,277
Total assets		29,343,337		25,202,229
LIABILITIES		15,302,318		14,179,220
COMMITMENTS AND CONTINGENCIES
Ordinary shares, $0.0001 par value, 500,000,000 shares authorized, 5,800,000 and 5,166,667 shares issued and outstanding as of September 30, 2020 and 2019, respectively	[1]	580		580
Additional paid-in capital		5,567,873		5,251,205
Retained earnings		7,384,071		5,072,672
Accumulated other comprehensive loss		15,421		(388,102)
Total Bon Natural Life Limited shareholders' equity		13,547,867		10,516,277
Total liabilities and Bon Natural Life Limited shareholders' equity		29,343,337		$ 25,202,229
EQUITY IN EARNINGS OF SUBSIDIARIES AND VIE		2,311,399	$ 1,533,178
NET INCOME		2,311,399	1,533,178
FOREIGN CURRENCY TRANSLATION ADJUSTMENTS		406,143	32,468
COMPREHENSIVE INCOME ATTRIBUTABLE TO BON NATURAL LIFE LIMITED		2,714,922	1,567,024
Net income		2,311,399	1,533,178
Equity in earnings of subsidiary and VIEs		(2,311,399)	(1,533,178)
Net cash used in operating activities		1,999,769	547,160
CHANGES IN CASH AND RESTRICTED CASH
CASH AND RESTRICTED CASH, beginning
CASH AND RESTRICTED CASH, end

[1]	Retrospectively restated for effect of 1-for-3 shares reverse split, see Note 14.